Inventories - Narrative (Details) $ in Thousands	3 Months Ended
Mar. 31, 2020 USD ($)
Damaged goods inventory adjustments
Disclosure of detailed information about property, plant and equipment [line items]
Inventory adjustment included in depreciation	$ 681